INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 — INCOME TAXES

United States

SBC Holding, SBC USA, SBC Healthcare Inc., SBC Irvine, LLC, and Aikawa Medical Management, Inc. are incorporated in the United States and subject to federal income tax rate at 21% and California state income tax rate at 6.98%.

Japan

The Company conducts its major businesses in Japan and is subject to tax in this jurisdiction. During the three months ended March 31, 2025 and 2024, substantially all the taxable income of the Company is generated in Japan. As a result of its business activities, the Company files tax returns that are subject to examination by the local tax authority. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in an effective statutory rate of approximately 34.69% for the three months ended March 31, 2025 and 2024.

SBC MEDICAL GROUP HOLDINGS INCORPORATED
NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 — INCOME TAXES (cont.)

Vietnam

Shoubikai Medical Vietnam Co., Ltd. is incorporated in Vietnam and subject to income tax rate at 20% statutory tax rate with respect to the assessable income generated from Vietnam.

Singapore

Aesthetic Healthcare Holdings Pte. Ltd. and its subsidiaries, and SBC MEDICAL APAC PTE. LTD. are incorporated in Singapore and subject to income tax rate at 17% statutory tax rate with respect to the assessable profits generated from Singapore.

For the three months ended March 31, 2025 and 2024, the Company’s income tax expenses are as follows:

	For the Three Months Ended March 31,
	2025	2024
Current	$2,943,230	$8,812,566
Deferred	7,016,227	(360,582)
Total	$9,959,457	$8,451,984

The effective tax rate was 31.67% and 31.07% for the three months ended March 31, 2025 and 2024, respectively.

NOTE 15 — INCOME TAXES

United States

SBC Holding, SBC USA, SBC Healthcare Inc., SBC Irvine, LLC, and Aikawa Medical Management, Inc. are incorporated in the United States and subject to federal income tax rate at 21% and California state income tax rate at 6.98%.

Japan

The Company conducts its major businesses in Japan and is subject to tax in this jurisdiction. During the years ended December 31, 2024 and 2023, substantially all the taxable income of the Company is generated in Japan. As a result of its business activities, the Company files tax returns that are subject to examination by the local tax authority. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in an effective statutory rate of approximately 34.69% and 34.69% for the years ended December 31, 2024 and 2023, respectively.

Vietnam

Shoubikai Medical Vietnam Co., Ltd. is incorporated in Vietnam and subject to income tax rate at 20% statutory tax rate with respect to the assessable profits generated from Vietnam.

Singapore

Aesthetic Healthcare Holdings Pte. Ltd. and its subsidiaries are incorporated in Singapore and subject to income tax rate at 17% statutory tax rate with respect to the assessable profits generated from Singapore.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 — INCOME TAXES (cont.)

For the years ended December 31, 2024 and 2023, the Company’s income tax expenses are as follows:

	For the Years Ended December 31,
	2024	2023
Current	$41,183,012	$30,905,334
Deferred	(14,417,087)	4,113,395
Total	$26,765,925	$35,018,729

From October 2023, the Company underwent a tax examination conducted by the Japanese tax authority for the income tax returns filed by SBC Japan for the years ended March 31, 2016 through March 31, 2023, the income tax returns filed by L’Ange Sub for the years ended February 28, 2021 through February 28, 2023, and the income tax returns filed by Shobikai Sub for the years ended March 31, 2021 through March 31, 2023. The tax examination was completed, and the subsidiaries of the Company filed the amended tax returns or received the correction notices from the Japanese tax authority in May 2024. There was no material difference between the final result and the income tax liabilities recorded by the Company for the year ended December 31, 2023.

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations and comprehensive income to the statutory federal tax rates for the years ended December 31, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2024	2023
Statutory federal rate	21.00%	34.69%
State income tax expense, net of federal income tax effect	6.98%	—
Effect of income tax rate difference under different tax jurisdictions	8.79%	0.59%
Expenses not deductible for tax purpose	0.46%	(1.88)%
Effect of change in valuation allowance	2.10%	12.04%
Effect of tax payments and dues	(3.27)%	(1.38)%
Other adjustments	0.38%	3.53%
Effective tax rate	36.44%	47.59%

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities on December 31, 2024 and 2023 are presented below:

	December 31, 2024	December 31, 2023
Deferred income tax assets
Revenue and expense adjustments	$2,317,931	$4,142,338
Change in cash surrender value of life insurance policies	370,625	(1,168,097)
Lease liabilities	1,507,518	2,195,824
Net operating losses carried forward	13,543,915	7,397,655
Impairment on intangible asset	5,498,205	—
Fair value change of long-term investments	877,026	—
Others	178,597	220,885
Total deferred income tax assets	24,293,817	12,788,605
Less: valuation allowance	(8,640,332)	(7,397,655)
Total deferred income tax assets, net	$15,653,485	$5,390,950

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 — INCOME TAXES (cont.)

	December 31, 2024	December 31, 2023
Deferred income tax liabilities
Revenue and expense adjustments	$(2,602,712)	$(9,131,874)
Change in cash surrender value of life insurance policies	(1,720,120)	—
Right-of-use assets	(1,415,168)	(2,053,535)
Intangible assets acquired through business acquisition	(354,739)	—
Others	(688,698)	(219,106)
Total deferred income tax liabilities	$(6,781,437)	$(11,404,515)

Deferred income tax assets, net	$9,798,071	$—
Deferred income tax liabilities, net	$(926,023)	$(6,013,565)

The realization of deferred tax assets is dependent upon the generation of sufficient taxable income of the appropriate character in future periods. The Company regularly assesses the ability to realize its deferred tax assets and establishes a valuation allowance if it is more-likely-than-not that some portion of the deferred tax assets will not be realized. The Company weighs all available positive and negative evidence, including its earnings history and results of recent operations, projected future taxable income, and tax planning strategies.

The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as the Company’s projections for growth. The adjustments of a valuation allowance against deferred tax assets may cause greater volatility in the effective tax rate in the periods in which the valuation allowance is adjusted. Based upon the level of historical taxable profit and projections for future taxable profit over the periods for which the deferred tax assets are deductible, management believes it is probable that the Company will utilize the benefits of these deferred tax assets as of December 31, 2024 and 2023. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding the Company, effects by market conditions, effects of currency fluctuations or other factors.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the applicability of interest and penalties) based on technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the management considered the Company did not have any significant unrecognized uncertain tax positions. The Company does not participate in any significant increases or decreases in unrecognized tax benefits in the next twelve months from December 31, 2024. Open tax years in Japan are five years. The Company’s income tax returns filed in Japan for the tax years prior March 31, 2023 were examined by the relevant tax authorities.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS